Schedule of Total Revenues from Segments (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Consolidated Segment Data Schedule Of Total Revenues From Segments 1	$ 42,547,458
Consolidated Segment Data Schedule Of Total Revenues From Segments 2	28,424,862
Consolidated Segment Data Schedule Of Total Revenues From Segments 3	39,869,397
Consolidated Segment Data Schedule Of Total Revenues From Segments 4	25,610,241
Consolidated Segment Data Schedule Of Total Revenues From Segments 5	47,720,522
Consolidated Segment Data Schedule Of Total Revenues From Segments 6	46,508,058
Consolidated Segment Data Schedule Of Total Revenues From Segments 7	68,157,699
Consolidated Segment Data Schedule Of Total Revenues From Segments 8	76,145,384
Consolidated Segment Data Schedule Of Total Revenues From Segments 9	$ 86,377,455